EQUITY COMPENSATION PLAN - Narrative (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	9.7		7.8
Number of shares authorized, currently available (in shares)	2.4		0.5
Aggregate intrinsic value of stock options exercised	$ 25.5	$ 0.4	$ 2.1	$ 3.7
Total fair value of stock options	$ 8.3	$ 7.7	$ 24.9	$ 25.0
Options to purchase common stock issued and outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years		4 years
Contractual term (in years)	10 years		10 years
Unrecognized stock-based compensation expense	$ 45.2		$ 51.8
Weighted-average period of recognition (in years)	2 years 3 months 18 days		2 years 6 months
Options to purchase common stock issued and outstanding | Cliff Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	1 year		1 year